Shareholder Report, Holdings (Details) - C000007887	May 31, 2025
Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	10.40%
1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	1.50%
3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	3.60%
5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	9.80%
10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	35.50%
20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.00%